DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT
Summary of the Company's notes payable
			Balances - At Issuance		Balances - 12/31/2023
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	1,648
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	7,876
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	2,630
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	5,091
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	3,661
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	3,658
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	4,382
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	9,974
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	6,372
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	25,486
12/8/2023	7/8/2024	14%	1,563,929	1,563,929	1,563,929	988,778
					$2,289,329	$1,059,556
			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest Rate	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
			$2,475,400	$1,842,378	$2,681,200	$823,059

Summary of the Company's convertible notes payable
				Balances - At Issuance		Balances - 12/31/2023
Origination	Maturity	Interest	Conversion Rate	Principal	Discount	Principal	Discount
1/24/2023	7/24/2024	14%	$3.20/Share	$100,000	$100,000	$100,000	$37,884
1/25/2023	7/25/2024	14%	$3.20/Share	74,975	74,975	74,975	28,660
1/30/2023	7/30/2024	14%	$3.20/Share	100,000	100,000	100,000	38,884
2/17/2023	8/17/2024	14%	$3.20/Share	1,000,000	1,000,000	1,000,000	416,663
3/7/2023	9/7/2024	14%	$3.20/Share	100,000	100,000	100,000	45,996
3/14/2023	9/10/2024	14%	$3.20/Share	250,000	250,000	250,000	117,999
3/27/2023	9/27/2024	14%	$3.20/Share	100,000	100,000	100,000	49,496
3/30/2023	9/30/2024	14%	$3.20/Share	79,975	79,975	79,975	39,987
4/6/2023	10/6/2024	14%	$3.20/Share	50,000	50,000	50,000	24,998
4/7/2023	10/7/2024	14%	$3.20/Share	400,000	400,000	400,000	200,002
5/5/2023	11/5/2024	14%	$3.20/Share	200,000	200,000	200,000	111,112
5/9/2023	11/9/2024	14%	$3.20/Share	50,000	50,000	50,000	29,054
5/12/2023	11/12/2024	14%	$3.20/Share	50,000	50,000	50,000	29,054
6/6/2023	12/6/2024	14%	$3.20/Share	10,000	10,000	10,000	6,108
6/30/2023	12/30/2024	14%	$3.20/Share	50,000	28,334	50,000	18,893
7/7/2023	1/7/2025	14%	$3.20/Share	25,000	14,775	25,000	9,853
7/21/2023	1/21/2025	14%	$3.20/Share	35,000	20,103	35,000	13,969
7/26/2023	1/26/2025	14%	$3.20/Share	100,000	56,527	100,000	40,326
8/10/2023	2/10/2025	14%	$3.20/Share	500,000	268,545	500,000	198,867
8/24/2023	2/24/2023	14%	$3.20/Share	100,000	60,313	100,000	46,360
8/31/2023	2/28/2025	14%	$3.20/Share	100,000	60,010	100,000	46,674
10/10/2023	4/10/2025	14%	$3.20/Share	375,000	246,871	375,000	214,871
11/3/2023	5/3/2025	14%	$3.20/Share	150,000	115,950	150,000	103,808
11/7/2023	5/7/2025	14%	$3.20/Share	50,000	38,237	50,000	35,613
11/7/2023	5/7/2025	14%	$3.20/Share	50,000	38,237	50,000	35,613
11/28/2023	5/28/2025	14%	$3.20/Share	50,000	36,925	50,000	34,674
12/4/2023	6/4/2025	14%	$3.20/Share	25,000	18,295	25,000	17,407
12/6/2023	6/8/2025	14%	$3.20/Share	500,000	358,064	500,000	342,064
12/18/2023	6/18/2025	14%	$3.20/Share	50,000	35,241	50,000	34,594
						$4,724,950	$2,369,483

Summary of future maturities of company debt
December 31,	Amount
2024	$4,913,879
2025	2,110,000
2026	-
2027	-
2028	-
Thereafter	20,400
7,044,279
Less - Discounts	(3,429,039)
$3,615,240